Shareholder Report, Holdings (Details)	Nov. 30, 2024
Adaptive Alpha Opportunities ETF | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Adaptive Alpha Opportunities ETF | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Adaptive Alpha Opportunities ETF | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Adaptive Alpha Opportunities ETF | Communication Services Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Adaptive Alpha Opportunities ETF | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Adaptive Alpha Opportunities ETF | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Adaptive Alpha Opportunities ETF | Vanguard Financials ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Adaptive Alpha Opportunities ETF | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Adaptive Alpha Opportunities ETF | Technology Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Adaptive Alpha Opportunities ETF | Energy Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Adaptive Alpha Opportunities ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Adaptive Alpha Opportunities ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Adaptive Alpha Opportunities ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Adaptive Alpha Opportunities ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Adaptive Alpha Opportunities ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Adaptive Alpha Opportunities ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Adaptive Alpha Opportunities ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Adaptive Alpha Opportunities ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Adaptive Alpha Opportunities ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Adaptive Alpha Opportunities ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Adaptive Hedged Multi-Asset Income ETF | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Adaptive Hedged Multi-Asset Income ETF | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Adaptive Hedged Multi-Asset Income ETF | UBS ETRACS Gold Shares Covered Call ETN [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Adaptive Hedged Multi-Asset Income ETF | United States Oil Fund LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Adaptive Hedged Multi-Asset Income ETF | YieldMax AAPL Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Adaptive Hedged Multi-Asset Income ETF | Yieldmax META Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Adaptive Hedged Multi-Asset Income ETF | YieldMax MSFT Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Adaptive Hedged Multi-Asset Income ETF | Yieldmax TSLA Option Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Adaptive Hedged Multi-Asset Income ETF | YieldMax NVDA Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Adaptive Hedged Multi-Asset Income ETF | Yieldmax AMZN Option Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Adaptive Hedged Multi-Asset Income ETF | Commodity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Adaptive Hedged Multi-Asset Income ETF | Options Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Adaptive Hedged Multi-Asset Income ETF | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Adaptive Hedged Multi-Asset Income ETF | Technology Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Adaptive Hedged Multi-Asset Income ETF | Large-Cap Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Adaptive Hedged Multi-Asset Income ETF | Cash/Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.30%
RH Tactical Outlook ETF | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
RH Tactical Outlook ETF | SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
RH Tactical Outlook ETF | SPDR Portfolio S&P 400 Mid Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
RH Tactical Outlook ETF | SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
RH Tactical Outlook ETF | iShares Silver Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
RH Tactical Outlook ETF | Commodity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
RH Tactical Outlook ETF | Options Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
RH Tactical Outlook ETF | Large-Cap Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
RH Tactical Outlook ETF | Mid-Cap Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
RH Tactical Rotation ETF | Communication Services Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
RH Tactical Rotation ETF | SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
RH Tactical Rotation ETF | VanEck Semiconductor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
RH Tactical Rotation ETF | SPDR Portfolio S&P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
RH Tactical Rotation ETF | Financial Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
RH Tactical Rotation ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
RH Tactical Rotation ETF | Commodity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
RH Tactical Rotation ETF | Technology Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
RH Tactical Rotation ETF | Large-Cap Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%